TWO ROADS SHARED TRUST

Dynamic Total Return Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Dynamic Total Return Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 28, 2014 (SEC Accession No. 0000910472-14-003727).